SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 30, 2017	Apr. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amount of shares repurchased	$ 413	$ 21,980	$ 52,896
Number of stock options repriced during period		667,750
Incremental expense for repricing of options		$ 1,187
Expense recognized from repricing of stock options	$ 389	$ 359
Treasury stock, at cost [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Repurchase of shares, authorized amount				$ 40,000	$ 40,000
Share capital [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares repurchased	25,782	1,884,030	2,824,772
February 2010 Addendum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee share option plan, option purchase price as a percentage of market price	90.00%
2010 Share Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized	2,000,000
Shares available for future grant	1,744,440
ESPP, purchase price as a percentage of market price	90.00%
Maximum employee contribution as a percentage of net income	10.00%
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Stock Option Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term	5 years 2 months 12 days
Ordinary shares reserved for future issuance	30,272,967
Shares available for future grant	1,128,012
In-the-money options outstanding	6,506,043	3,925,483	2,581,163
In-the-money options exercisable	2,068,522	982,890	1,035,702
Weighted-average grant-date fair value of options granted	$ 4.31	$ 3.48	$ 5.29
Total unrecognized compensation costs	$ 10,265
Unrecognized compensation costs, period of recognition	1 year 7 months 6 days
Total fair value of vested options	$ 10,532
Stock Option Plans [Member] | February 2010 Addendum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved for future issuance		1,000,000
Shares available for future grant		763,306
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Total unrecognized compensation costs		$ 10,667
Unrecognized compensation costs, period of recognition	1 year 7 months 6 days
Weighted average fair value at grant date of non-vested shares	$ 16.24	$ 12.79	$ 18.36